CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 43,988	$ 51,762
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	5,084	4,707
Amortization of prepaid land leases	211	209
Amortization of intangible assets	661	155
Allowance for credit losses	8,002	1,480
Gains on disposal of property, plant and equipment	(1)	(39)
Share of net income of equity investees	(986)	(4,659)
Share-based compensation expenses	6,306	938
Deferred income tax benefit	(4,287)	(2,367)
Gains on disposal of an investment in an equity investee	(7,995)	0
Changes in operating assets and liabilities:
Accounts receivable and retention	(24,810)	(75,574)
Costs and estimated earnings in excess of billings	(21,797)	(12,605)
Inventories	(12,612)	15,597
Advances to suppliers	(8,006)	1,868
Other receivables	3,161	2,316
Prepaid expenses and other assets	154	(337)
Due from related parties	6,072	(2,002)
Accounts payable	29,382	13,448
Deferred revenue	11,057	33,623
Accruals and other payables	(2,329)	8,426
Due to related parties	6,883	383
Income tax payable	2,572	8,301
Other tax payables	10,429	9,377
Net cash provided by operating activities	51,139	55,007
Cash flows from investing activities:
Purchases of short-term investments	(26,259)	(144,705)
Maturity of short-term investments	40,430	153,651
Purchases of property, plant and equipment	(11,095)	(6,202)
Proceeds from disposal of property, plant and equipment	44	241
Proceeds received for the disposal of an equity investee	9,497	0
Acquisition of a subsidiary, net of cash acquired	(8,726)	0
Net cash generated by investing activities	3,891	2,985
Cash flows from financing activities:
Proceeds from short-term bank loans	49	0
Repayments of short-term bank loans	(38)	0
Proceeds from long-term bank loans	228	274
Repayments of long-term bank loans	(365)	(407)
Payment of dividends	0	(12,107)
Net cash used in financing activities	(126)	(12,240)
Effect of foreign exchange rate changes	9,099	22,777
Net increase in cash, cash equivalents and restricted cash	64,003	68,529
Cash, cash equivalents and restricted cash, beginning of period	695,547	319,097
Cash, cash equivalents and restricted cash, end of period	759,550	387,626
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	715,537	356,904
Current portion of restricted cash	37,998	9,210
Non-current portion of restricted cash	6,015	21,512
Total cash, cash equivalents and restricted cash	759,550	387,626
Supplemental cash flow data Non-cash investing activities:
Acquisition of property, plant and equipment included in construction costs payable and accrued liabilities	$ 9,287	$ 3,735